United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/16

Date of Reporting Period: Quarter ended 06/30/16

Item 1. Schedule of Investments

Federated Mortgage Fund
Portfolio of Investments
June 30, 2016 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—64.3%
		Federal Home Loan Mortgage Corporation—43.7%
$17,887,078	[1]	3.000%, 11/1/2045 - 7/1/2046	$18,538,315
29,042,626	[1]	3.500%, 4/1/2042 - 7/1/2046	30,730,544
6,071,011		4.000%, 7/1/2019 - 12/1/2041	6,539,844
6,023,241		4.500%, 11/1/2018 - 9/1/2040	6,571,439
3,980,486		5.000%, 7/1/2019 - 10/1/2039	4,409,236
2,872,864		5.500%, 8/1/2016 - 10/1/2039	3,240,515
1,550,588		6.000%, 7/1/2021 - 7/1/2037	1,778,381
207,875		7.500%, 1/1/2027 - 2/1/2031	248,637
		TOTAL	72,056,911
		Federal National Mortgage Association—17.0%
1,387,772		3.500%, 8/1/2020 - 6/1/2032	1,481,439
10,252,582		4.000%, 1/1/2025 - 4/1/2042	11,089,657
7,276,489		4.500%, 5/1/2018 - 2/1/2042	7,963,361
2,171,675		5.000%, 12/1/2017 - 7/1/2040	2,396,908
2,379,628		5.500%, 8/1/2019 - 4/1/2036	2,698,315
1,800,221		6.000%, 2/1/2026 - 10/1/2037	2,071,961
252,777		6.500%, 7/1/2029 - 8/1/2034	295,246
28,777		7.000%, 4/1/2017 - 2/1/2030	33,986
6,265		8.000%, 12/1/2026	7,516
		TOTAL	28,038,389
		Government National Mortgage Association—3.6%
2,500,000	[1]	3.500%, 7/20/2046	2,652,761
889,786		4.500%, 10/15/2039	978,937
1,371,623		5.000%, 1/15/2023 - 9/20/2039	1,522,749
446,014		5.500%, 11/20/2034 - 5/15/2038	507,194
60,869		7.000%, 9/15/2028 - 11/15/2031	73,097
125,550		8.000%, 10/15/2030 - 11/15/2030	154,569
		TOTAL	5,889,307
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $101,199,753)	105,984,607
		COLLATERALIZED MORTGAGE OBLIGATIONS—10.6%
		Federal Home Loan Mortgage Corporation—0.0%
29,342		REMIC 2497 NE, 5.000%, 9/15/2017	29,896
		Federal National Mortgage Association—0.3%
81,015		REMIC 1999-13 PH, 6.000%, 4/25/2029	92,208
19,771		REMIC 321 2, 6.500%, 4/25/2032	4,419
565,794		REMIC 356 23, 6.500%, 12/25/2034	101,097
652,822		REMIC 356 24, 6.500%, 9/25/2035	116,492
547,189		REMIC 368 27, 6.500%, 11/25/2035	92,720
		TOTAL	406,936
		Non-Agency Mortgage-Backed Securities—10.3%
917,022		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	921,110
648,202		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	578,834
218,971		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	174,479
2,920,786	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	2,979,548
1,838,171	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	1,790,156
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$1,851,513	[2,3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	$1,929,218
1,272,275	[2,3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,322,950
193,095		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	189,493
519,230		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	479,827
16,338	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	13,906
485,308		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	497,436
1,881,710		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	1,933,577
708,104	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	734,224
2,252,794	[2,3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,344,504
801,072		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	651,976
447,642		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	463,686
		TOTAL	17,004,924
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $17,705,101)	17,441,756
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.0%
18,734		2.215%, 7/1/2035	19,699
		Federal National Mortgage Association ARM—0.1%
118,153		1.972%, 7/1/2034	123,517
56,861		2.550%, 2/1/2036	60,566
		TOTAL	184,083
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $193,326)	203,782
		ASSET-BACKED SECURITIES—9.4%
		Auto Receivables—6.7%
1,120,000		AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	1,135,320
1,100,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,109,403
2,800,000	[2,3]	Chesapeake Funding II LLC 2016-2A, Class A2, 1.448%, 6/15/2028	2,800,556
2,000,000		Hyundai Auto Receivables Trust 2015-A, Class D, 2.730%, 6/15/2021	2,017,923
1,680,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	1,708,426
1,220,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	1,252,514
1,000,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	1,009,828
		TOTAL	11,033,970
		Equipment Lease—0.9%
350,000	[2,3]	Great America Leasing Receivables 2015-1, Class C, 2.680%, 6/20/2022	353,567
1,130,000	[2,3]	Volvo Financial Equipment LLC 2015-1A, Class C, 2.420%, 11/15/2022	1,136,592
		TOTAL	1,490,159
		Other—1.8%
841,651	[2,3]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	849,595
2,150,000	[2,3]	Sofi Consumer Loan Program Trust 2016-1A, Class A, 3.260%, 8/25/2025	2,163,908
		TOTAL	3,013,503
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $15,375,669)	15,537,632
		COMMERCIAL MORTGAGE-BACKED SECURITIES—10.9%
		Agency Commercial Mortgage-Backed Securities—9.0%
2,535,000	[2,3]	FREMF Mortgage Trust 2010-K6, 5.533%, 12/25/2046	2,770,121
2,825,000	[2,3]	FREMF Mortgage Trust 2011-K12, 4.492%, 1/25/2046	3,007,147
1,620,000	[2,3]	FREMF Mortgage Trust 2012-K20, 4.005%, 5/25/2045	1,702,743
1,500,000	[2,3]	FREMF Mortgage Trust 2012-K22, 3.811%, 8/25/2045	1,561,997
1,605,000	[2,3]	FREMF Mortgage Trust 2012-K711, 3.684%, 8/25/2045	1,639,987
1,180,000	[2,3]	FREMF Mortgage Trust 2013-K24, 3.622%, 11/25/2045	1,215,021
2

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$1,750,000	[2,3]	FREMF Mortgage Trust 2013-K30, 3.667%, 6/25/2045	$1,769,994
1,060,000	[2,3]	FREMF Mortgage Trust 2013-K712, 3.484%, 5/25/2045	1,078,566
		TOTAL	14,745,576
		Non-Agency Commercial Mortgage-Backed Securities—1.9%
3,000,000		Commercial Mortgage Trust 2013-LC6, Class B, 3.739%, 1/10/2046	3,136,818
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,563,274)	17,882,394
		REPURCHASE AGREEMENTS—25.8%
37,602,000	[5]	Interest in $1,075,000,000 joint repurchase agreement 0.44%, dated 6/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,013,139 on 7/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,107,263,533.	37,602,000
5,000,000		Interest in $200,000,000 joint repurchase agreement 0.42%, dated 6/30/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $200,002,333 on 7/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $204,002,380.	5,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	42,602,000
		TOTAL INVESTMENTS—121.1% (IDENTIFIED COST $194,639,123)[6]	199,652,171
		OTHER ASSETS AND LIABILITIES - NET—(21.1)%[7]	(34,851,448)
		TOTAL NET ASSETS—100%	$164,800,723
At June 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8]United States Treasury Ultra Bond Long Futures	10	$1,863,750	September 2016	$115,444
[8]United States Treasury Notes 5-Year Short Futures	100	$12,216,406	September 2016	$(226,006)
[8]United States Treasury Notes 10-Year Short Futures	47	$6,250,266	September 2016	$(156,900)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(267,462)
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,051,356 and $10,968,211, respectively. This is based on the amounts held as of each month-end throughout the nine month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
The average market value of purchased put options held by the Fund throughout the period was $879. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2016, these restricted securities amounted to $33,164,300, which represented 20.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2016, these liquid restricted securities amounted to $33,150,394, which represented 20.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$13,949	$13,906
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3

6	At June 30, 2016, the cost of investments for federal tax purposes was $194,639,123. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $5,013,048. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,568,548 and net unrealized depreciation from investments for those securities having an excess of cost over value of $555,500.
7	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2016.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$105,984,607	$—	$105,984,607
Collateralized Mortgage Obligations	—	17,427,850	13,906	17,441,756
Adjustable Rate Mortgages	—	203,782	—	203,782
Asset-Backed Securities	—	15,537,632	—	15,537,632
Commercial Mortgage-Backed Securities	—	17,882,394	—	17,882,394
Repurchase Agreements	—	42,602,000	—	42,602,000
TOTAL SECURITIES	$—	$199,638,265	$13,906	$199,652,171
Other Financial Instruments*
Assets	$115,444	$—	$—	$115,444
Liabilities	(382,906)	—	—	(382,906)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(267,462)	$—	$—	$(267,462)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FREMF	—Freddie Mac Multifamily K-Deals
REMIC	—Real Estate Mortgage Investment Conduit
5
Federated Ultrashort Bond Fund
Portfolio of Investments
June 30, 2016 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.2%
		Federal National Mortgage Association—0.2%
$655,638		FNMA ARM 544848, 2.513%, 4/01/2030	$665,618
1,390,622		FNMA ARM 544872, 2.822%, 7/01/2034	1,445,927
330,675		FNMA ARM 556379, 1.810%, 5/01/2040	335,292
1,493,405		FNMA ARM 618128, 1.920%, 8/01/2033	1,519,114
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,922,392)	3,965,951
		ASSET-BACKED SECURITIES—50.1%
		Auto Receivables—22.7%
2,003,897	[1,2]	ARI Fleet Lease Trust 2013-A, Class A3, 0.92%, 7/15/2021	2,004,237
1,182,859	[1,2]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	1,181,810
9,500,000	[1,2]	ARI Fleet Lease Trust 2016-A, Class A2, 1.82%, 7/15/2024	9,564,443
8,660,504		Ally Auto Receivables Trust 2016-1, Class A2A, 1.20%, 8/15/2018	8,666,995
4,750,000		Ally Master Owner Trust 2013-3, Class A, 0.962%, 9/15/2018	4,752,117
10,000,000		Ally Master Owner Trust 2014-5, Class A1, 0.932%, 10/15/2019	10,006,116
6,780,021		AmeriCredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	6,801,586
3,391,767		AmeriCredit Automobile Receivables Trust 2012-4, Class C, 1.93%, 8/8/2018	3,400,861
6,000,000		AmeriCredit Automobile Receivables Trust 2012-5, Class D, 2.35%, 12/10/2018	5,988,436
7,000,000		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	7,072,657
2,560,000		AmeriCredit Automobile Receivables Trust 2013-4, Class D, 3.31%, 10/8/2019	2,607,552
4,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	4,122,397
15,000,000		BMW Vehicle Lease Trust 2015-2, Class A3, 1.40%, 9/20/2018	15,052,133
7,000,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	7,051,875
13,000,000		BMW Vehicle Trust 2014-1, Class A4, 0.99%, 8/21/2017	13,006,019
3,365,138	[1,2]	Bank of The West Auto Trust 2014-1, Class A3, 1.09%, 3/15/2019	3,367,980
3,935,000	[1,2]	CNH Wholesale Master Note Trust 2013-2A, Class B, 1.342%, 8/15/2019	3,935,429
5,000,000		California Republic Auto Receivable Trust 2016-2, Class B, 2.52%, 5/16/2022	5,052,505
2,400,000		California Republic Auto Receivable Trust 2016-2, Class C, 3.51%, 3/15/2023	2,424,751
2,688,555		California Republic Auto Receivables Trust 2015-2, Class A2, 0.83%, 2/15/2018	2,688,397
3,525,827	[1,2]	California Republic Auto Receivables Trust 2015-4, Class A2, 1.60%, 9/17/2018	3,538,827
368,392	[1,2]	Chesapeake Funding LLC 2011-2A, Class A, 1.687%, 4/7/2024	369,598
3,600,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class C, 2.015%, 5/7/2024	3,600,407
2,500,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class D, 2.315%, 5/7/2024	2,500,449
3,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class B, 1.465%, 1/7/2025	3,000,745
4,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class C, 1.865%, 1/7/2025	4,001,141
2,500,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 2.265%, 1/7/2025	2,502,208
3,658,036	[1,2]	Chesapeake Funding LLC 2014-1A, Class A, 0.885%, 3/7/2026	3,645,789
4,350,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class B, 1.265%, 3/7/2026	4,343,908
1,740,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class C, 1.665%, 3/7/2026	1,737,422
2,660,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class D, 2.015%, 3/7/2026	2,657,294
14,865,579	[1,2]	Chesapeake Funding LLC 2015-1A, Class A, 0.965%, 2/7/2027	14,817,316
3,000,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class B, 1.415%, 2/7/2027	2,999,953
2,530,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class C, 1.915%, 2/7/2027	2,533,763
3,600,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class D, 2.215%, 2/7/2027	3,605,353
33,739	[1,2]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	33,745
10,220,000	[1,2]	Drive Auto Receivables Trust 2015-D, Class B, 2.59%, 12/16/2019	10,284,673
7,500,000	[1,2]	Drive Auto Receivables Trust 2016-AA, Class A3, 2.11%, 5/15/2019	7,529,697

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$6,000,000	[1,2]	Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.19%, 7/15/2022	$6,038,698
11,000,000	[1,2]	Enterprise Fleet Financing LLC 20016-1 A2, Class A2, 1.83%, 9/20/2021	10,999,100
202,378	[1,2]	Enterprise Fleet Financing LLC 2013-2, Class A2, 1.06%, 3/20/2019	202,312
1,195,423	[1,2]	Enterprise Fleet Financing LLC 2014-1, Class A2, 0.87%, 9/20/2019	1,193,230
7,154,628	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	7,128,935
4,500,000		Fifth Third Auto Trust 2013-A, Class B, 1.21%, 4/15/2019	4,488,544
4,754,000		Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	4,743,986
20,000,000		Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	19,985,812
9,000,000		Ford Credit Auto Owner Trust 2012-C, Class C, 1.69%, 4/15/2018	9,004,945
5,500,000		Ford Credit Auto Owner Trust 2012-D, Class D, 1.97%, 5/15/2019	5,513,314
9,088,872		GM Financial Automobile Leasing Trust 2015-3, Class A2A, 1.17%, 6/20/2018	9,106,014
6,750,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class C, 2.30%, 5/15/2020	6,744,088
17,384,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class D, 2.57%, 5/15/2020	17,362,823
3,100,000	[1,2]	General Motors 2016-1, Class C, 2.85%, 5/17/2021	3,124,916
2,000,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	2,017,604
7,268,653	[1,2]	Hertz Fleet Lease Funding LP 2014-1, Class A, 0.845%, 4/10/2028	7,272,417
2,800,000		Huntington Auto Trust 2012-2, Class C, 1.37%, 5/15/2018	2,800,084
7,000,000		Huntington Auto Trust 2012-2, Class D, 2.11%, 5/15/2019	7,001,503
8,175,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	8,170,433
10,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-B, Class B, 1.54%, 12/17/2018	10,002,146
10,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	10,104,953
3,250,000	[1,2]	Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	3,285,610
5,854,322		Hyundai Auto Receivables Trust 2012-B, Class B, 1.39%, 3/15/2018	5,854,527
6,500,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	6,510,712
5,000,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1A, Class C, 2.16%, 3/15/2019	5,007,691
9,140,000		Mercedes-Benz Auto Lease Trust 2015-B, Class A4, 1.53%, 5/17/2021	9,191,700
6,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 1.142%, 5/17/2021	6,011,102
1,376,267	[1,2]	Motor PLC 2014-1A, Class A1, 0.933%, 8/25/2021	1,376,024
10,655,886	[1,2]	Motor PLC 2015-1A, Class A1, 1.053%, 6/25/2022	10,652,455
6,300,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class A, 1.203%, 10/25/2019	6,308,426
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class B, 1.453%, 10/25/2019	4,000,299
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class C, 1.953%, 10/25/2019	4,002,756
4,610,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class D, 2.753%, 10/25/2019	4,614,583
15,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	15,010,632
15,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A, 1.92%, 10/15/2019	14,892,168
5,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A1, 2.142%, 4/15/2021	5,013,981
16,000,000		Nissan Auto Lease Trust 2014-B, Class A4, 1.29%, 3/16/2020	16,037,399
10,800,000	[1,2]	Porsche Innovative Lease Owner Trust 2014-1, Class A4, 1.26%, 9/21/2020	10,812,952
10,000,000	[1,2]	Porsche Innovative Lease Owner Trust 2015-1, Class A4, 1.43%, 5/21/2021	10,054,575
3,274,664		SMART ABS Series 2012-4US Trust, Class A4B, 1.147%, 8/14/2018	3,271,612
7,892,848		SMART Series 2013-1US Trust, Class A4B, 0.947%, 10/14/2018	7,874,895
11,000,000		Santander Drive Auto Receivable Trust 2016-1, Class B, 2.47%, 12/15/2020	11,018,862
4,120,000		Santander Drive Auto Receivables Trust 2012-6, Class D, 2.52%, 9/17/2018	4,136,249
6,800,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 1/15/2019	6,826,930
10,000,000		Santander Drive Auto Receivables Trust 2013-3, Class D, 2.42%, 4/15/2019	10,087,041
5,570,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	5,627,215
5,000,000		Santander Drive Auto Receivables Trust 2014-4, Class B, 1.82%, 5/15/2019	5,020,918
3,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	3,079,953
11,740,000		Santander Drive Auto Receivables Trust 2015-5, Class A3, 1.58%, 9/16/2019	11,790,405

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$10,769,428		Smart Trust 2013-2US, Class A4B, 0.997%, 2/14/2019	$10,743,482
7,000,000		Volkswagen Auto Lease Trust 2014-A A4, Class A4, 0.99%, 7/20/2018	7,001,088
10,000,000		World Omni Auto Receivables Trust 2013-A, Class B, 1.13%, 3/16/2020	9,990,188
10,500,000		World Omni Automobile Lease Securitization Trust 2014-A, Class B, 1.65%, 4/15/2020	10,510,888
		TOTAL	591,073,759
		Credit Card—13.5%
14,500,000		American Express Credit Account Master 2013-1, Class B, 1.142%, 2/16/2021	14,563,725
25,019,000	[1,2]	American Express Credit Account Master Trust 2012-4, Class C, 1.242%, 5/15/2020	25,172,942
9,086,000		American Express Credit Account Master Trust 2014-5, Class B, 0.892%, 5/15/2020	9,060,684
18,834,000		American Express Issuance Trust II 2013-1, Class C, 1.142%, 2/15/2019	18,815,169
3,111,000		American Express Issuance Trust II 2013-2, Class B, 1.142%, 8/15/2019	3,117,774
13,250,000		Bank of America Credit Card 2016-A1, Class A, 0.835%, 10/15/2021	13,279,463
17,000,000		Bank of America Credit Card Trust 2014-A1, Class A, 0.822%, 6/15/2021	17,025,797
12,225,000		Bank of America Credit Card Trust 2015-A1, Class A, 0.772%, 6/15/2020	12,245,911
7,825,000		Barclays Dryrock Issuance Trust 2014-4, Class A, 0.832%, 9/15/2020	7,826,588
17,300,000		Capital One Multi Asset Execution Trust 2014-A4, Class A4, 0.802%, 6/15/2022	17,273,011
7,700,000		Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 1.172%, 1/18/2022	7,705,994
6,000,000	[1,2]	Cards II Trust, Class A, 0.962%, 7/15/2020	5,993,133
13,180,000		Chase Issuance Trust 2007-B1, Class B1, 0.692%, 4/15/2019	13,156,352
15,000,000		Chase Issuance Trust 2014-A5, Class A5, 0.812%, 4/15/2021	15,023,296
10,000,000		Citibank Credit Card Issuance Trust 2007-A8, Class A8, 5.65%, 9/20/2019	10,559,367
15,500,000		Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.732%, 5/26/2020	15,511,993
13,500,000		Discover Card Execution Note Trust 2013-A6, Class A6, 0.892%, 4/15/2021	13,543,167
11,829,000		Discover Card Execution Note Trust 2014-A1, Class A1, 0.872%, 7/15/2021	11,859,252
9,000,000		Discover Card Execution Note Trust 2016—A1, Class A1, 1.64%, 7/15/2021	9,128,142
18,000,000		DryRock Issuance Trust 2014-1, Class A, 0.802%, 12/16/2019	18,001,309
4,575,000	[1,2]	Evergreen Credit Card Trust Series 2016-1, Class A, 1.162%, 4/15/2020	4,584,297
10,000,000		First National Master Note Trust 2015-1, Class A, 1.212%, 9/15/2020	10,015,605
7,000,000	[1,2]	Golden Credit Card Trust 2013-2A, Class A, 0.872%, 9/15/2018	7,000,603
20,500,000	[1,2]	Golden Credit Card Trust 2014-2A, Class A, 0.892%, 3/15/2021	20,415,176
5,582,000	[1,2]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	5,583,022
6,000,000	[1,2]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	5,998,753
7,000,000	[1,2]	Master Credit Card Trust II 2016-1A, Class C, 2.57%, 9/23/2019	7,086,549
4,850,000	[1,2]	Penarth Master Issuer 2015-1A, Class A1, 0.848%, 3/18/2019	4,838,603
20,000,000	[1,2]	Trillium Credit Card Trust II 2016-1A, Class A, 1.185%, 5/26/2021	20,003,920
8,000,000	[1,2]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.242%, 6/17/2019	8,005,336
		TOTAL	352,394,933
		Equipment Lease—4.4%
6,600,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	6,605,419
6,000,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	6,006,679
6,412,500	[1,2]	CLI Funding LLC 2013-1A, Class NOTE, 2.83%, 3/18/2028	6,183,336
2,300,000		CNH Equipment Trust 2012-C, Class B, 1.30%, 3/16/2020	2,297,888
7,615,000		CNH Equipment Trust 2012-D, Class B, 1.27%, 5/15/2020	7,600,541
6,500,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	6,486,508
5,000,000	[1,2]	Dell Equipment Finance Trust 2014-1, Class C, 1.80%, 6/22/2020	5,001,470
15,000,000	[1,2]	Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	15,134,220
2,756,182	[1,2]	GE Equipment Small Ticket LLC Series 2013-1A, Class A4, 1.39%, 7/24/2020	2,756,997
5,000,000	[1,2]	GE Equipment Small Ticket LLC Series 2014-1A, Class B, 1.67%, 10/25/2021	4,986,205
1,410,938	[1,2]	Great America Leasing Receivables 2013-1, Class A4, 1.16%, 5/15/2018	1,412,486

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$1,200,000	[1,2]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	$1,200,474
1,000,000	[1,2]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	1,001,017
4,092,000	[1,2]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	4,117,595
2,360,000	[1,2]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	2,374,786
4,100,000	[1,2]	Great America Leasing Receivables 2015-1, Class C, 2.68%, 6/20/2022	4,141,780
6,125,000	[1,2]	Great America Leasing Receivables 2016-1 A, Class A3, 1.73%, 6/20/2019	6,138,582
2,310,201	[1,2]	Kubota Credit Owner Trust 2015-1A, Class A2, 0.94%, 12/15/2017	2,308,709
3,818,055	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A4, 1.35%, 10/10/2018	3,819,791
2,900,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	2,913,312
3,250,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	3,268,872
6,450,000	[1,2]	Volvo Financial Equipment LLC 2015-1A, Class B, 2.27%, 3/16/2020	6,581,477
1,335,000	[1,2]	Volvo Financial Equipment LLC 2016-1A, Class A2, 1.44%, 10/15/2018	1,336,977
5,500,000	[1,2]	Volvo Financial Equipment LLC 2016-1A, Class C, 2.44%, 2/15/2023	5,597,217
3,990,000	[1,2]	Volvo Financial Equipment LLC, Series 2013-1, Class C, 1.62%, 8/17/2020	3,992,529
		TOTAL	113,264,867
		Home Equity Loan—0.2%
3,735,083		Carrington Mortgage Loan Trust, Class A3, 0.633%, 2/25/2036	3,717,628
28,887		Countrywide Asset Backed Certificates 2004-4, Class A, 1.193%, 8/25/2034	24,800
122,628		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.473%, 11/25/2034	109,868
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	28,406
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 1.113%, 2/25/2035	151,764
297,518	[1,2]	Quest Trust 2004—X1, Class A, 1.113%, 3/25/2034	297,724
1,278,974		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	1,279,028
36,195		Residential Asset Securities Corporation 2003-KS6, Class A2, 1.053%, 8/25/2033	36,216
2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
		TOTAL	5,645,434
		Manufactured Housing—0.0%
23,900		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	23,830
		Non-Agency Mortgage—0.2%
6,000,000	[1,2]	Holmes Master Issuer PLC 2016-1A, Class A1, 1.042%, 4/15/2017	5,996,046
		Other—8.9%
520,665	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.725%, 5/10/2032	518,038
2,217,009	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.438%, 2/25/2043	2,185,921
11,250,000	[1,3]	Carlyle Global Market Strategies, Class A, 2.574%, 10/15/2021	11,025,000
5,846,243		Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.133%, 10/25/2035	5,718,311
262,274	[1,2]	Navient Student Loan Trust 2014-AA, Class A1, 0.922%, 5/16/2022	262,141
6,068,744		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.488%, 10/25/2025	6,049,567
4,960,589		New Hampshire Higher Education Loan Co. 2012-1, Class A, 0.946%, 10/25/2028	4,848,033
2,623,011		Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	2,625,011
14,095,000	[1,2]	PFS Financing Corp. 2014-AA, Class A, 1.042%, 2/15/2019	14,073,707
6,000,000	[1,2]	PFS Financing Corp. 2014-AA, Class B, 1.392%, 2/15/2019	5,988,049
13,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class A, 1.042%, 10/15/2019	12,931,157
3,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class B, 1.292%, 10/15/2019	2,994,674
5,650,000	[1,2]	PFS Financing Corp. 2016-A, Class A, 1.642%, 2/18/2020	5,664,593
9,000,000	[1,2]	PFS Financing Corp. 2016-A, Class B, 2.192%, 2/18/2020	8,995,798
12,998,267	[1,2]	SLM Private Education Loan Trust 2012-B, Class A2, 3.48%, 10/15/2030	13,253,465
13,594,077	[1,2]	SLM Student Loan Trust 2010-A, Class 2A, 3.692%, 5/16/2044	14,011,104
4,787,661		SLM Student Loan Trust 2011-1, Class A1, 0.973%, 3/25/2026	4,738,100
6,973,211		SLM Student Loan Trust 2011-2, Class A1, 1.053%, 11/25/2027	6,950,570

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$1,162,340	[1,2]	SLM Student Loan Trust 2012-A, Class A1, 1.842%, 8/15/2025	$1,166,115
1,409,386	[1,2]	SLM Student Loan Trust 2012-C, Class A1, 1.542%, 8/15/2023	1,409,305
5,210,000	[1,2]	SLM Student Loan Trust 2012-C, Class A2, 3.31%, 10/15/2046	5,317,293
1,651,937	[1,2]	SLM Student Loan Trust 2012-E, Class A1, 1.192%, 10/16/2023	1,652,080
8,204,000	[1,2]	SLM Student Loan Trust 2013-A, Class A2B, 1.492%, 5/17/2027	8,221,993
7,000,000	[1,2]	SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	7,039,740
4,642,683	[1,2]	SLM Student Loan Trust 2013-B, Class A1, 1.092%, 7/15/2022	4,636,584
9,850,000	[1,2]	SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	9,972,152
721,607	[1,2]	SLM Student Loan Trust 2013-C, Class A1, 1.292%, 2/15/2022	721,605
11,000,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.842%, 10/15/2031	11,044,388
11,000,000	[1,2]	SLM Student Loan Trust 2014-A, Class A2B, 1.592%, 1/15/2026	10,963,870
3,215,000	[1,2]	SLMA 2013-B A2B, Class A2B, 1.542%, 6/17/2030	3,224,469
4,500,000	[1,2]	SMB Private Education Loan Trust 2016-A, Class A1, 1.136%, 5/15/2023	4,506,166
761,802	[1,2]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	767,673
9,036,784	[1,2]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	9,134,111
3,967,782	[1,2]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.40%, 3/22/2032	4,005,235
877,429	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 1.87%, 8/20/2029	881,836
2,082,778	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 2.30%, 10/20/2031	2,091,238
707,927	[1,2]	Social Professional Loan Program LLC 2014-A, Class A1, 2.039%, 6/25/2025	708,422
2,502,388	[1,2]	Social Professional Loan Program LLC 2014-B, Class A1, 1.703%, 8/25/2032	2,504,349
6,256,901	[1,2]	Social Professional Loan Program LLC 2015-A, Class A1, 1.639%, 3/25/2033	6,128,627
9,000,000	[1,2]	Sofi Consumer Loan Program Trust 2016-1A, Class A, 3.26%, 8/25/2025	9,058,217
3,850,000	[1,2]	Sofi Professional Loan Program 2016-B LLC, Class A2A, 1.68%, 3/25/2031	3,850,817
549,533		South Texas Higher Education Authority, Class A1, 1.125%, 10/1/2020	549,156
		TOTAL	232,388,680
		Rate Reduction Bond—0.2%
5,491,548		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	6,090,434
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,307,234,155)	1,306,877,983
		CORPORATE BONDS—30.8%
		Basic Industry - Metals & Mining—0.0%
1,000,000		BHP Billiton Finance (USA), Inc., Floating Rate Note—Sr. Note, 0.881%, 9/30/2016	999,326
		Capital Goods - Diversified Manufacturing—0.5%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,510,918
10,000,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	10,052,090
1,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	1,315,925
		TOTAL	13,878,933
		Communications - Cable & Satellite—0.4%
9,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	9,878,094
		Communications - Media & Entertainment—1.1%
2,075,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	2,112,898
5,000,000		CBS Corp., 2.30%, 8/15/2019	5,080,650
4,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	4,250,253
1,870,000		S&P Global, Inc., Sr. Unsecd. Note, 2.50%, 8/15/2018	1,909,513
10,000,000		Walt Disney Co., Floating Rate Note—Sr. Note, Series GMTN, 0.984%, 5/30/2019	9,992,780
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.951%, 1/8/2019	4,995,810
		TOTAL	28,341,904
		Communications - Telecom Wireless—0.6%
8,580,000		America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.656%, 9/12/2016	8,582,394

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$7,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	$7,305,669
		TOTAL	15,888,063
		Communications - Telecom Wirelines—0.7%
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	8,217,848
7,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.426%, 6/17/2019	7,038,472
3,680,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.406%, 9/14/2018	3,773,030
		TOTAL	19,029,350
		Consumer Cyclical - Automotive—3.5%
1,265,000		American Honda Finance Corp., Floating Rate Note—Sr. Note, 1.127%, 10/7/2016	1,266,453
4,000,000	[1,2]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	4,039,312
5,000,000		American Honda Finance Corp., Unsecd. Deb., Series MTN, 0.811%, 9/2/2016	5,001,945
7,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 1.008%, 3/10/2017	6,999,734
7,750,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 1.497%, 8/1/2018	7,769,693
9,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 0.977%, 8/1/2017	8,987,472
10,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, Series MTN, 2.211%, 1/8/2019	10,157,110
10,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.388%, 1/15/2019	10,179,960
6,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 1.875%, 8/9/2016	6,003,258
8,500,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.340%, 9/26/2016	8,509,206
6,900,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	7,127,769
10,000,000	[1,2]	Volkswagen Group of America Finance LLC, Floating Rate Note—Sr. Note, Series 144A, 1.024%, 5/23/2017	9,950,740
5,000,000	[1,2]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, Series 144A, 1.076%, 11/20/2017	4,949,405
		TOTAL	90,942,057
		Consumer Cyclical - Leisure—0.2%
4,460,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	4,502,950
		Consumer Cyclical - Retailers—0.3%
2,500,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,505,903
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	4,051,888
		TOTAL	6,557,791
		Consumer Cyclical - Services—0.6%
9,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 1.194%, 11/28/2017	8,954,109
6,000,000		Expedia, Inc., 7.456%, 8/15/2018	6,638,502
		TOTAL	15,592,611
		Consumer Non-Cyclical - Food/Beverage—1.7%
2,340,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,381,168
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,755,225
2,560,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	2,566,272
12,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 1.157%, 2/1/2019	11,985,144
2,700,000		PepsiCo, Inc., Sr. Unsecd. Note, 1.202%, 2/22/2019	2,719,502
2,000,000	[1,2]	Pernod Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	2,016,852
9,500,000	[1,2]	SABMiller Holdings, Inc., Floating Rate Note—Sr. Note, Series 144A, 1.327%, 8/1/2018	9,496,874
		TOTAL	43,921,037
		Consumer Non-Cyclical - Health Care—0.4%
10,400,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 0.934%, 10/6/2017	10,353,689
		Consumer Non-Cyclical - Pharmaceuticals—0.7%
2,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	2,015,024
16,670,000		Johnson & Johnson, Sr. Unsecd. Note, 0.906%, 3/1/2019	16,726,911
		TOTAL	18,741,935
		Consumer Non-Cyclical - Supermarkets—0.4%
7,500,000		Kroger Co., Sr. Unsecd. Note, 1.163%, 10/17/2016	7,505,550

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Supermarkets—continued
$2,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	$2,542,250
		TOTAL	10,047,800
		Consumer Non-Cyclical - Tobacco—0.3%
4,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	4,066,648
3,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 8/21/2017	3,376,157
		TOTAL	7,442,805
		Energy - Independent—0.5%
6,665,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	6,609,127
5,800,000		Hess Corp., 1.30%, 6/15/2017	5,762,590
		TOTAL	12,371,717
		Energy - Integrated—1.8%
6,000,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 1.270%, 9/26/2018	5,979,768
10,000,000		Chevron Corp., Unsecd. Note, 1.156%, 11/15/2021	9,717,680
12,000,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.413%, 3/1/2019	12,133,716
8,750,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.653%, 7/18/2018	8,751,575
4,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.375%, 5/10/2019	4,013,484
7,000,000		Statoil ASA, Floating Rate Note—Sr. Note, 0.916%, 5/15/2018	6,959,953
		TOTAL	47,556,176
		Energy - Midstream—0.1%
3,220,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.00%, 2/1/2017	3,295,306
		Energy - Oil Field Services—0.5%
4,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 2.35%, 9/15/2016	4,742,889
5,000,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 1.90%, 12/21/2017	5,033,490
2,000,000	[1,2]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	1,997,790
		TOTAL	11,774,169
		Energy - Refining—0.2%
5,830,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 2.70%, 12/14/2018	5,964,422
		Financial Institution - Banking—9.0%
7,500,000		American Express Co., Floating Rate Note—Sr. Note, 1.244%, 5/22/2018	7,485,630
2,600,000		American Express Credit Corp., 0.947%, 9/22/2017	2,594,940
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	5,114,928
16,000,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 1.297%, 2/1/2019	16,043,296
3,500,000		Bank of America Corp., Floating Rate Note—Sr. Note, 1.668%, 1/15/2019	3,515,516
3,600,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.272%, 8/25/2017	3,604,471
10,000,000		Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 1.229%, 4/9/2018	10,021,300
7,900,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.136%, 9/11/2019	7,879,760
1,575,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	1,591,092
3,750,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.15%, 11/21/2016	3,752,531
4,150,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.50%, 9/5/2017	4,149,278
5,000,000		Citigroup, Inc., 1.116%, 8/14/2017	4,995,365
5,000,000		Citigroup, Inc., 1.80%, 2/5/2018	5,023,995
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.610%, 6/7/2019	3,006,207
7,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	6,983,956
10,000,000		Fifth Third Bancorp, Floating Rate Note—Sr. Note, Series BKNT, 1.136%, 11/18/2016	10,007,890
5,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	5,005,210
15,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.726%, 11/15/2018	15,041,805
3,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.798%, 4/23/2020	3,741,135
2,000,000		HSBC USA, Inc., Floating Rate Note, 0.942%, 6/23/2017	1,994,488
4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,792,526

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$6,750,000		Huntington National Bank, Floating Rate Note—Sr. Note, 1.063%, 4/24/2017	$6,744,613
7,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, Series 1, 1.264%, 1/28/2019	7,839,497
2,450,000		MUFG Union Bank, N.A., Floating Rate Note—Sr. Note, 1.390%, 9/26/2016	2,453,085
13,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.938%, 7/25/2017	12,979,460
6,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, 1.488%, 1/24/2019	5,992,344
10,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, Series GMTN, 1.918%, 4/25/2018	10,099,260
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.774%, 1/27/2020	2,008,756
10,000,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.890%, 10/13/2017	9,969,770
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,774,423
12,000,000		U.S. Bank, N.A., Series BKNT, 0.856%, 9/11/2017	11,991,912
5,000,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.114%, 10/28/2019	4,995,050
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 1/16/2018	5,029,140
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 0.921%, 9/8/2017	9,972,470
15,000,000		Westpac Banking Corp., Floating Rate Note, 1.378%, 7/30/2018	15,028,035
		TOTAL	234,223,134
		Financial Institution - Broker/Asset Mgr/Exchange—0.4%
9,425,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	9,663,142
		Financial Institution - Insurance - Health—0.4%
6,000,000		Aetna, Inc., Sr. Unsecd. Note, 1.307%, 12/8/2017	6,010,008
4,430,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.70%, 2/15/2019	4,481,144
		TOTAL	10,491,152
		Financial Institution - Insurance - Life—2.2%
2,400,000		Aflac, Inc., Sr. Unsecd. Note, 2.65%, 2/15/2017	2,426,539
22,000,000	[1,2]	MetLife Global Funding I, Floating Rate Note—Sr. Secured Note, Series 144A, 1.009%, 4/10/2017	22,038,764
12,000,000	[1,2]	New York Life Global Funding, Series 144A, 0.933%, 12/15/2017	12,025,776
6,000,000	[1,2]	PRICOA Global Funding I, Sr. Unsecd. Note, Series 144A, 1.15%, 11/25/2016	6,009,474
3,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 1.85%, 11/15/2017	3,017,433
11,000,000		Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.406%, 8/15/2018	10,979,694
		TOTAL	56,497,680
		Financial Institution - Insurance - P&C—0.3%
6,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	6,002,196
3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	3,019,704
		TOTAL	9,021,900
		Technology—2.9%
3,750,000		Apple, Inc., Floating Rate Note—Sr. Note, 0.887%, 5/3/2018	3,756,731
5,000,000		Apple, Inc., Floating Rate Note—Sr. Note, 0.934%, 5/6/2019	4,995,140
3,000,000		Apple, Inc., Sr. Unsecd. Note, 1.439%, 2/22/2019	3,044,124
11,000,000		Cisco Systems, Inc., Floating Rate Note—Sr. Note, 1.173%, 3/1/2019	11,043,824
9,460,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 3.48%, 6/1/2019	9,697,588
3,390,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	3,386,793
10,000,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.394%, 10/5/2017	10,107,900
8,000,000		IBM Corp., Unsecd. Note, 1.125%, 2/6/2018	8,036,320
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,017,726
3,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	3,556,945
2,000,000		Microsoft Corporation, Sr. Unsecd. Note, 1.00%, 5/1/2018	2,008,516
8,000,000		Oracle Corp., Floating Rate Note—Sr. Note, 1.208%, 1/15/2019	8,041,568
5,600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,974,388
		TOTAL	75,667,563

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—0.3%
$9,000,000	[1,2]	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, Series 144A, 1.334%, 10/28/2016	$8,989,263
		Transportation - Services—0.2%
5,100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.35%, 2/26/2019	5,157,253
		Utility - Electric—0.6%
6,000,000		Duke Energy Corp., Floating Rate Note—Sr. Note, 1.034%, 4/3/2017	5,996,532
4,170,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 2.15%, 6/15/2019	4,221,028
1,150,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,164,777
1,760,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	1,781,495
3,060,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	3,121,387
		TOTAL	16,285,219
		TOTAL CORPORATE BONDS (IDENTIFIED COST $800,157,756)	803,076,441
		MUNICIPAL BONDS—0.9%
		Municipal Services—0.6%
6,450,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	6,450,194
10,000,000		Mississippi State, Taxable UT GO Refunding Bonds (Series 2012C), 1.157% Bonds, 11/1/2017	10,005,900
		TOTAL MUNICIPAL SERVICES (IDENTIFIED COST $16,450,000)	16,456,094
		University—0.3%
7,500,000		University of California (The Regents of), General Revenue Bonds (Series 2011Y-1 Taxable Floating Rate Notes), 0.957% TOBs 7/1/2017	7,501,125
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $23,950,000)	23,957,219
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
483,670		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $511,330)	568,323
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.5%
		Commercial Mortgage—1.9%
2,331,338		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	2,330,710
49,309	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	49,868
19,113,243	[1,2]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 1.096%, 11/15/2045	19,110,569
15,000,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.227%, 4/10/2046	14,976,612
144,599		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A1, 1.524%, 1/10/2045	144,570
5,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.646%, 6/15/2045	4,969,019
8,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.496%, 7/15/2046	7,974,469
		TOTAL	49,555,817
		Federal Home Loan Mortgage Corporation—1.1%
20,692		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.792%, 2/15/2018	20,719
3,096,487		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.842%, 6/15/2034	3,099,139
855,598		Federal Home Loan Mortgage Corp. REMIC 3071 TF, 0.742%, 4/15/2035	857,033
1,870,908		Federal Home Loan Mortgage Corp. REMIC 3084 XF, 0.962%, 12/15/2035	1,882,319
620,126		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.902%, 2/15/2034	622,360
2,415,692		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 0.852%, 5/15/2036	2,420,108
949,333		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.822%, 5/15/2036	950,824
575,457		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.927%, 8/15/2035	577,625
149,986		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.842%, 7/15/2036	150,156
1,150,381		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.742%, 9/15/2036	1,147,876
1,009,527		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.842%, 7/15/2036	1,009,292
341,613		Federal Home Loan Mortgage Corp. REMIC 3320 FM, 0.842%, 7/15/2036	342,653

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$567,856		Federal Home Loan Mortgage Corp. REMIC 3339 AF, 0.892%, 7/15/2037	$568,449
3,294,844		Federal Home Loan Mortgage Corp. REMIC 3382 FG, 1.042%, 11/15/2037	3,317,216
2,620,311		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.862%, 11/15/2037	2,625,284
391,127		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.192%, 7/15/2036	395,582
965,610		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.352%, 7/15/2037	977,190
1,039,322		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	1,048,072
5,992,698		Federal Home Loan Mortgage Corp. REMIC KGRP A, 0.829%, 4/25/2020	5,990,758
		TOTAL	28,002,655
		Federal National Mortgage Association—0.5%
336,471		Federal National Mortgage Association REMIC 2002-77 FA, 1.448%, 12/18/2032	342,673
956,321		Federal National Mortgage Association REMIC 2006-119 CF, 0.753%, 12/25/2036	953,491
812,873		Federal National Mortgage Association REMIC 2006-44 FK, 0.883%, 6/25/2036	814,949
3,489,574		Federal National Mortgage Association REMIC 2006-61 FQ, 0.853%, 7/25/2036	3,492,652
800,047		Federal National Mortgage Association REMIC 2006-79 DF, 0.803%, 8/25/2036	799,972
2,058,473		Federal National Mortgage Association REMIC 2006-81 FB, 0.803%, 9/25/2036	2,056,904
1,721,118		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.673%, 2/25/2046	1,696,196
1,270,933		Federal National Mortgage Association REMIC 2007-88 FY, 0.913%, 9/25/2037	1,270,758
660,819		Federal National Mortgage Association REMIC 2007-97 FE, 0.903%, 7/25/2037	662,204
396,116		Federal National Mortgage Association REMIC 2008-69 FB, 1.453%, 6/25/2037	405,050
32,209		Federal National Mortgage Association REMIC 2009- 63 FB, 0.953%, 8/25/2039	32,246
313,286		Federal National Mortgage Association REMIC 2009-42 FG, 1.253%, 5/25/2039	316,400
921,992		Federal National Mortgage Association REMIC 2009-69 F, 1.303%, 4/25/2037	937,045
		TOTAL	13,780,540
		Government Agency—0.2%
4,381,973	[1,2]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	4,334,701
1,339,775		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.915%, 1/8/2020	1,342,182
		TOTAL	5,676,883
		Government National Mortgage Association—1.2%
14,422,329		Government National Mortgage Association REMIC 2012-H31 FA, 0.786%, 11/20/2062	14,272,077
8,671,279		Government National Mortgage Association REMIC 2013-H16 FA, 0.976%, 7/20/2063	8,634,724
9,708,347		Government National Mortgage Association REMIC 2013-H17 FA, 0.986%, 7/20/2063	9,671,048
		TOTAL	32,577,849
		Non-Agency Mortgage—2.6%
34,136		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.747%, 2/25/2033	32,971
213,382	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.294%, 2/3/2029	185,636
221,422		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.998%, 11/20/2035	39,581
3,894,381	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	3,789,398
1,838,171	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.13%, 2/25/2043	1,790,156
6,767,126	[1,2]	Gosforth Funding PLC 2016-1A, Class A1A, 1.326%, 2/15/2058	6,763,018
307,974		Impac CMB Trust 2004-7, Class 1A2, 1.373%, 11/25/2034	288,907
496,792		Impac CMB Trust 2004-9, Class 1A2, 1.333%, 1/25/2035	399,887
12,291,498	[1,2]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 1.154%, 12/22/2054	12,284,762
885,424		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 1.142%, 11/15/2031	836,824
533,839		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	547,180
1,646,153		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,625,800
3,939,675		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	3,766,432
7,246,568		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.45%, 2/25/2043	7,033,633
7,413,936		Sequoia Mortgage Trust 2013-6, Class A1, 2.50%, 5/25/2043	7,342,967
17,800,000	[1,2]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.185%, 1/21/2070	17,640,815

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$908,301		Washington Mutual 2006-AR1, Class 2A1B, 1.507%, 1/25/2046	$814,398
1,320,419		Washington Mutual 2006-AR15, Class 1A, 1.277%, 11/25/2046	1,067,674
686,006		Washington Mutual 2006-AR17, Class 1A, 1.23%, 12/25/2046	544,323
161,449		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.833%, 7/25/2034	165,142
		TOTAL	66,959,504
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $198,226,187)	196,553,248
		COMMERCIAL PAPER—3.3%
		Consumer Cyclical - Automotive—0.6%
15,000,000	[1,2]	Ford Motor Credit Co. CP4-2	14,929,167
		Consumer Non-Cyclical - Food/Beverage—0.4%
12,750,000	[1,2,4]	Coca-Cola Company CP4-2	12,672,016
		Financial Institution—Banking - 1.7%
15,000,000	[1,2,4]	Bank of Nova Scotia, Toronto CP4-2	14,993,167
15,000,000	[4]	Bayerische Landesbank CP	14,989,583
15,000,000	[1,2,4]	National Australia Bank Ltd., Melbourne CP4-2	14,901,667
		TOTAL	44,884,417
		Financial Institution - Broker/Asset Mgr/Exchange—0.6%
15,000,000	[1,2]	Toronto Dominion Holdings (USA), Inc. CP4-2	14,894,337
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $87,379,937)	87,379,937
		INVESTMENT COMPANIES—7.2%[5]
4,658,093		Federated Bank Loan Core Fund	46,115,124
87,900,071		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.43%[6]	87,900,071
811,031		Federated Mortgage Core Portfolio	8,158,968
731,267		Federated Project and Trade Finance Core Fund	6,815,409
6,167,622		High Yield Bond Portfolio	37,622,495
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $191,316,869)	186,612,067
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $2,612,698,446)[7]	2,608,991,169
		OTHER ASSETS AND LIABILITIES - NET—0.0%[8]	320,946
		TOTAL NET ASSETS—100%	$2,609,312,115
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2016, these restricted securities amounted to $1,064,177,085, which represented 40.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2016, these liquid restricted securities amounted to $1,052,938,043, which represented 40.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at June 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, Class A, 2.574%, 10/15/2021	5/22/2014	$11,250,000	$11,025,000
C-BASS ABS LLC Series 1999-3, Class B1, 6.294%, 2/3/2029	7/9/1999	$174,673	$185,636
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$28,406
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Non-income-producing security.
5	Affiliated holdings.

Transactions involving the affiliated holding during the period ended June 30, 2016, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Mortgage Core Portfolio	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 9/30/2015	5,761,930	277,916,487	793,932	708,600	9,810,020	294,990,969
Purchases/Additions	189,375	1,159,024,740	17,099	22,667	389,035	1,159,642,916
Sales/Reductions	(1,293,212)	(1,349,041,156)	—		(4,031,433)	(1,354,365,801)
Balance of Shares Held 6/30/2016	4,658,093	87,900,071	811,031	731,267	6,167,622	100,268,084
Value	$46,115,124	$87,900,071	$8,158,968	$6,815,409	$37,622,495	$186,612,067
Dividend Income	$1,854,490	$309,141	$170,225	$211,605	$2,316,327	$4,861,788
6	7-day net yield.
7	At June 30, 2016, the cost of investments for federal tax purposes was $2,612,698,446. The net unrealized depreciation of investments for federal tax purposes was $3,707,277. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,914,879 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,622,156.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$3,965,951	$—	$3,965,951
Asset-Backed Securities	—	1,295,824,577	11,053,406	1,306,877,983
Corporate Bonds	—	803,076,441	—	803,076,441
Commercial Paper	—	87,379,937	—	87,379,937
Municipal Bonds	—	23,957,219	—	23,957,219
Mortgage-Backed Security	—	568,323	—	568,323
Collateralized Mortgage Obligations	—	196,553,248	—	196,553,248
Investment Companies[1]	87,900,071	—	—	186,612,067
TOTAL SECURITIES	$87,900,071	$2,411,325,696	$11,053,406	$2,608,991,169
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $98,711,996 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
TOBs	—Tender Option Bonds
UT	—Unlimited Tax

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2016